Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Debt at face value	$ 22,143		$ 23,096
Capitalized leases	31		39
Net unamortized premiums and discounts	449		457
Total debt	22,623		23,592
Short-term debt	(1,013)	[1]	(936)	[1]
Long-term debt	21,610	[1]	22,656	[1]
9.375% Notes due 2011 [Member]
Debt Instrument [Line Items]
Debt at face value			328
9.125% Debentures due 2021 [Member]
Debt Instrument [Line Items]
Debt at face value	150		150
8.20% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Debt at face value	150		150
8.125% Notes due 2030 [Member]
Debt Instrument [Line Items]
Debt at face value	600		600
7.9% Debentures due 2047 [Member]
Debt Instrument [Line Items]
Debt at face value	100		100
7.8% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Debt at face value	300		300
7.68% Notes due 2012 [Member]
Debt Instrument [Line Items]
Debt at face value	7		15
7.65% Debentures due 2023 [Member]
Debt Instrument [Line Items]
Debt at face value	88		88
7.625% Debentures due 2013 [Member]
Debt Instrument [Line Items]
Debt at face value	100		100
7.40% Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
7.375% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Debt at face value	92		92
7.25% Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
7.20% Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt at face value	575		575
7% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Debt at face value	200		200
6.95% Notes due 2029 [Member]
Debt Instrument [Line Items]
Debt at face value	1,549		1,549
6.875% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Debt at face value	67		67
6.65% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Debt at face value	297		297
6.50% Notes due 2011 [Member]
Debt Instrument [Line Items]
Debt at face value			500
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt at face value	2,250		2,250
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
6.00% Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt at face value	1,000		1,000
5.951% Notes due 2037 [Member]
Debt Instrument [Line Items]
Debt at face value	645		645
5.95% Notes due 2036 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
5.90% Notes due 2032 [Member]
Debt Instrument [Line Items]
Debt at face value	505		505
5.90% Notes due 2038 [Member]
Debt Instrument [Line Items]
Debt at face value	600		600
5.75% Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt at face value	2,250		2,250
5.625% Notes due 2016 [Member]
Debt Instrument [Line Items]
Debt at face value	1,250		1,250
5.50% Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt at face value	750		750
5.20% Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
4.75% Notes due 2012 [Member]
Debt Instrument [Line Items]
Debt at face value	897		897
4.75% Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt at face value	1,500		1,500
4.60% Notes due 2015 [Member]
Debt Instrument [Line Items]
Debt at face value	1,500		1,500
4.40% Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt at face value	400		400
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt at face value	1,128		1,182
Industrial Development Bonds due 2012 through 2038 at 0.08% - 5.75% at year-end 2011 and 0.33% - 5.75% at year-end 2010 [Member]
Debt Instrument [Line Items]
Debt at face value	252		252
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010 [Member]
Debt Instrument [Line Items]
Debt at face value	15		64
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party) [Member]
Debt Instrument [Line Items]
Debt at face value	133		144
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% - 0.15% at year-end 2011 and 0.33% - 0.48% at year-end 2010 [Member]
Debt Instrument [Line Items]
Debt at face value	265		265
Other Debt [Member]
Debt Instrument [Line Items]
Debt at face value	$ 28		$ 31

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.